CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
NET LOSS	$ (2,288)	$ (4,990)	$ (35,061)
OTHER COMPREHENSIVE INCOME (LOSS) - NET OF TAX:
Unrealized gain on marketable securities	8,553	906	6,437
Realized gain on marketable securities reclassified into income	(19,939)	(8,621)	(1,739)
Defined benefit pension plan adjustment			15
Foreign currency translation adjustments	538	(171)	57
Other comprehensive income (loss)	(10,848)	(7,886)	4,770
COMPREHENSIVE LOSS	(13,136)	(12,876)	(30,291)
COMPREHENSIVE (INCOME) LOSS ATTRIBUTABLE TO THE NONCONTROLLING INTERESTS	45	(163)	287
COMPREHENSIVE LOSS ATTRIBUTABLE TO GIGAMEDIA SHAREHOLDERS	$ (13,091)	$ (13,039)	$ (30,004)